Profit appropriation and restricted net assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit appropriation and restricted net assets
Percentage of after-tax profits required to be appropriated to statutory general reserve fund	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiary, VIE and VIE's subsidiary shall be transferred	50.00%
Registered capital of the Company's PRC subsidiary and consolidated VIEs	¥ 378,014	¥ 140,008